Other Financial Data - Schedule of Other Non-current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Financial Data [Abstract]
Taxes payable	$ 525	$ 585
Leases	76
Leases		169
Compensation and benefits	49	56
Deferred revenue	62	65
Other	165	222
Total other non-current liabilities	877	1,097
Transition tax for accumulated foreign earnings, noncurrent	$ 145	$ 240